PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PLANT EQUIPMENT AND MINING PROPERTIES (Details)
Assets under construction	$ 5,327	$ 3,746